Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Trade and Other Current Payables

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

Trade and bills payables (i)	4,672,750	5,177,123	817,948
Other payables	362,856	366,604	57,921
Accrued expenses	841,942	843,447	133,258
Accrued staff costs	406,261	622,893	98,413
Dividend payable	37,851	39,786	6,286
Associates and joint ventures	91,439	102,111	16,133
Other related parties	120,619	125,411	19,814

Financial liabilities at amortized cost (Note 36)	6,533,718	7,277,375	1,149,773
Other tax payable	42,750	51,387	8,119

Trade and other payables with liquidity risk (Note 33)	6,576,468	7,328,762	1,157,892
Deferred grants (Note 17)	21,939	22,270	3,519
Deferred income (ii)	170,000	—	—
Advance from customers	76,636	117,117	18,503

Total trade and other payables (current)	6,845,043	7,468,149	1,179,914

(i)

As of December 31, 2017, the trade and bills payables include bills payable to joint ventures, associates and other related parties amounted to RMB 63,600 (US$10,048) (2016: RMB 50), RMB 8,560 (US$1,352) (2016: RMB 12,210) and RMB 114,749 (US$18,129) (2016: RMB 133,708) respectively.

(ii)

This relates to the Group’s transfer of technology know-how to a joint venture. Upon completion of engineering design services for the heavy-duty engine platform for the joint venture in 2017, revenue has been recognized in the consolidated statement of profit or loss under the line item “other operating income”.

Summary of Other Non-current Payables

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000
Provision for bonus (i)	133,928	148,287	23,428
Deferred income (ii)	2,844	8,060	1,274

Other payables (non-current) (Note 33, Note 36)	136,772	156,347	24,702

(i)	The provision is not expected to be settled within next 12 months.

(ii)	This relates to progress payments received for sale of lands and will be credited to profit and loss upon completion of the sale.